Consolidated Balance Sheets (unaudited) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 82,470	$ 242,082
Prepaid expenses	87,553	115,561
Investment in securities	407,919	376,323
Total current assets	577,942	733,966
Other assets
Prepaid expenses	0	17,380
Mineral rights	6,241,114	6,241,114
Total other assets	6,241,114	6,258,494
Total assets	6,819,056	6,992,460
Current liabilities
Accounts payable	153,572	133,115
Accounts payable - related party	5,323	4,956
Warrant liability	1,346	251,549
Total current liabilities	160,241	389,620
Long term liabilities
Note payable and accrued interest - related party	101,199	103,419
Warrant liability, net of current	300,302	344,965
Total long term liabilities	401,501	448,384
Total liabilities	561,742	838,004
Stockholders' equity
Preferred stock, $.0001 par value, 5,000,000 shares authorized, none outstanding	0	0
Common stock - $0.0001 par value; 250,000,000 shares authorized, 194,803,633 issued and outstanding as of March 31, 2025 and December 31, 2024	19,479	19,479
Additional paid in capital	17,861,545	17,861,545
Accumulated deficit	(11,623,710)	(11,726,568)
Total stockholders' equity	6,257,314	6,154,456
Total liabilities and stockholders' equity	$ 6,819,056	$ 6,992,460